Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The LTI Plan is the only plan under which we granted equity awards following the Combination. During 2024, we did not grant stock options or stock option-like awards. Further, during 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	During 2024, we did not grant stock options or stock option-like awards. Further, during 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Further, during 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false